Sep. 17, 2021
Calamos Short-Term Bond Fund
Calamos Short-Term Bond Fund

Calamos Investment Trust

Supplement dated September 17, 2021 to the

CALAMOS® FAMILY OF FUNDS Prospectus

dated March 1, 2021, as amended April 1, 2021, April 30, 2021, May 4, 2021 and June 30, 2021

Effective August 24, 2021, the Bloomberg Barclays fixed income benchmark indices are rebranded as the “Bloomberg Fixed Income Indices”, with the removal of the Barclays name.

Effective August 24, 2021, on page 108 of the Prospectus, in the Average Annual Total Returns table for the Calamos Short-Term Bond Fund and, as applicable, in the first paragraph immediately following such table, the Bloomberg Barclays 1-3 Year Government/Credit Index is renamed the Bloomberg 1-3 Year Government/Credit Index, and the Bloomberg Barclays U.S. 1-3 Year Credit Index is renamed the Bloomberg U.S. 1-3 Year Credit Index.

Please retain this Supplement for future reference.